CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary shares Class A Ordinary Shares	Ordinary shares Class B Ordinary Share	Ordinary shares	Additional paid-in capital	Accumulated deficit	Noncontrolling interests	Total
Balance at the beginning at Jun. 30, 2022	$ 0	$ 0	$ 918,573	$ 69,719,807	$ (35,983,424)		$ 34,654,956
Balance at the beginning (in shares) at Jun. 30, 2022			3,061,910
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares for equipment purchase	0	0	$ 86,856	3,023,144	0		3,110,000
Issuance of ordinary shares for equipment purchase (in shares)			289,520
Issuance of ordinary shares for compensation	0	0	$ 3,951	63,320	0		67,271
Issuance of ordinary shares for compensation (in shares)			13,169
Warrants issued with convertible debenture	0	0	$ 0	645,196	0		645,196
Additional ordinary shares of round-up adjustment for reverse share split	0	0	$ 4,948	(4,948)	0		0
Additional ordinary shares of round-up adjustment for reverse share split (in shares)			16,493
Net loss	0	0	$ 0		(28,216,352)		(28,216,352)
Balance at the end at Jun. 30, 2023	0	0	$ 1,014,328	73,446,519	(64,199,776)		10,261,071
Balance at the end (in shares) at Jun. 30, 2023			3,381,092
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sales of ordinary shares	0	0	$ 843,850	3,150,372	0		3,994,222
Sales of ordinary shares (in shares)			2,812,833
Issuance of ordinary shares for compensation	0	0	$ 10,272	62,958	0		73,230
Issuance of ordinary shares for compensation (in shares)			34,240
Warrants issued with convertible debenture	0	0	$ 0	2,560,858	0		2,560,858
Conversion convertible debenture into ordinary shares	0	0	$ 204,055	1,020,271	0		1,224,326
Conversion convertible debenture into ordinary shares (in shares)			680,183
Exercise of warrants	0	0	$ 255,000	896,903	0		1,151,903
Exercise of warrants (in shares)			850,000
Exchange of warrants for convertible debenture	0	0	$ 0	(71,319)	0		(71,319)
Noncontrolling interests acquired	0	0	0		0	$ 250	250
Net loss	0	0	0		(17,531,647)	(753,311)	(18,284,958)
Balance at the end at Jun. 30, 2024	0	0	$ 2,327,505	81,066,562	(81,731,423)	(753,061)	909,583
Balance at the end (in shares) at Jun. 30, 2024			7,758,348
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fair value of noncontrolling interest acquired	0	0	$ 0		0	250	250
Re-designation of authorized ordinary shares	$ 2,097,105	$ 230,400	$ (2,327,505)		0		0
Re-designation of authorized ordinary shares (In shares)	6,990,348	768,000	(7,758,348)
Conversion convertible debenture into ordinary shares	$ 12,779,468	$ 0	$ 0	(6,154,788)	0		6,624,680
Conversion convertible debenture into ordinary shares (in shares)	42,598,231
Exercise of warrants	$ 2,586,760	0	0	(2,586,760)	0		0
Exercise of warrants (in shares)	8,622,532
Deemed dividend attributable to down round feature of warrants	$ 0	0	0	2,146,795	(2,146,795)		0
Net loss	0	0	0		(4,387,192)	17,286	(4,369,906)
Balance at the end at Jun. 30, 2025	$ 17,463,333	$ 230,400	$ 0	$ 74,471,809	$ (88,265,410)	$ (735,775)	$ 3,164,357
Balance at the end (in shares) at Jun. 30, 2025	58,211,111	768,000